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February 2, 2000

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Re:     Holland Series Fund, Inc. (File Nos. 33-95026 and 811-9060)
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Dear Sir/Madam:

On behalf of Holland Series Fund, Inc. (the "Fund"), pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that there have been no changes to the Fund's Registration Statement since Post-Effective Amendment No. 6 was filed on January 28, 2000.

If you have any questions concerning this filing, please call me directly at
(617) 662-3968.

Sincerely,

/s/ Julie Tedesco

Julie Tedesco